Other Accounts Payable - Disclosure of Liability Payable for Various Bank (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Liability Payable for Various Bank [Line Items]
Current portion	S/ 19,348	S/ 30,512	S/ 65,377
Non-current portion	125,767	55,337	92,519
Derivative premium payable	S/ 145,115	S/ 85,849	S/ 157,896
2025 [member] | Citibank 1 [member] | 1.67 [member] | Payable One [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate		1.67%	1.67%
Current portion		S/ 2,983	S/ 18,259
Non-current portion		0	18,907
Derivative premium payable		S/ 2,983	S/ 37,166
2028 [member] | Citibank 2 [member] | 1.30 [member] | Payable Two [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate		1.30%	1.30%
Current portion		S/ 102	S/ 2,493
Non-current portion		260	8,814
Derivative premium payable		S/ 362	S/ 11,307
2028 [member] | Citibank 4 [member] | 1.30 [member] | Payable Four [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate		1.30%	1.30%
Current portion		S/ 2,490	S/ 102
Non-current portion		6,348	361
Derivative premium payable		S/ 8,838	S/ 463
2026 [member] | Citibank 3 [member] | 1.67 [member] | Payable Three [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate		1.67%	1.67%
Current portion		S/ 3,459	S/ 3,416
Non-current portion		3,535	6,983
Derivative premium payable		S/ 6,994	S/ 10,399
2026 [member] | Santander Bank 1 [member] | 2.53 [member] | Payable Six [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate		2.53%	2.53%
Current portion		S/ 2,420	S/ 37,647
Non-current portion		1,222	57,454
Derivative premium payable		S/ 3,642	S/ 95,101
2029 [member] | Deutsche Bank [member] | 10.88 [member] | Payable Five [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate		10.88%
Current portion		S/ 19,058
Non-current portion		43,972
Derivative premium payable		S/ 63,030
2029 [member] | Santander Bank 1 [member] | 8.34 [Member] | Payable Three [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate	8.34%
Current portion	S/ 4,238
Non-current portion	14,190
Derivative premium payable	S/ 18,428
2024 [member] | Citibank 5 [member] | 0.72 [member] | Payable Five [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate			0.72%
Current portion			S/ 3,460
Non-current portion			0
Derivative premium payable			S/ 3,460
2032 [member] | JPMorgan [Member] | 9.27 [Member] | Payable One [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate	9.27%
Current portion	S/ 5,469
Non-current portion	40,432
Derivative premium payable	S/ 45,901
2032 [member] | JPMorgan [Member] | 9.22 [Member] | Payable Two [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate	9.22%
Current portion	S/ 7,951
Non-current portion	58,702
Derivative premium payable	S/ 66,653
2032 [member] | Santander Bank 2 [Member] | 9.21 [Member] | Payable Four [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate	9.21%
Current portion	S/ 1,690
Non-current portion	12,443
Derivative premium payable	S/ 14,133